Issued Capital and Reserves - Summary of Other Capital Reserves (Detail) - GBP (£) £ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Beginning balance	£ 7,000	£ 7,000
Equity component of the Novartis convertible loan instrument and warrants	54,865
Ending balance	4,875	7,000	£ 7,000	£ 7,000
Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	59,147	58,004	18,593	18,593
Share-based payments expense during the period	1,061	1,143	493
Shares issued	(150)		(1,590)
Equity component of the Novartis convertible loan instrument and warrants	1,084		(310)
Conversion of the Loan Notes following the Resolutions passing on 30 June 2020	33,104
Reclassification of the remaining embedded derivative following the Resolutions passing	33,481
Ending balance	127,727	59,147	58,004	59,147
Capital reserve [member] | April 23, 2019 [member]
Disclosure of classes of share capital [line items]
Issue of share capital on April 23, 2019 for acquisition of OncoMed			40,818
Other reserves [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance
Conversion of the Loan Notes following the Resolutions passing on 30 June 2020	33,104
Ending balance	33,104
Shares to be issued [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance			1,590	1,590
Shares issued			(1,590)
Ending balance
Share-based payments [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	18,285	17,142	16,649	16,649
Share-based payments expense during the period	1,061	1,143	493
Shares issued	(150)
Ending balance	19,196	18,285	17,142	18,285
Equity component of convertible loan [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance			310	310
Equity component of the Novartis convertible loan instrument and warrants	1,084		(310)
Reclassification of the remaining embedded derivative following the Resolutions passing	33,481
Ending balance	34,565
Warrants issued for TAP funding [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	44	44	44	44
Ending balance	44	44	44	44
Merger reserve [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	40,818	40,818
Ending balance	£ 40,818	£ 40,818	40,818	£ 40,818
Merger reserve [member] | Capital reserve [member] | April 23, 2019 [member]
Disclosure of classes of share capital [line items]
Issue of share capital on April 23, 2019 for acquisition of OncoMed			£ 40,818